Parent Company Only Condensed Financial Information - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 29, 2021 $ / shares shares	Jun. 21, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 24, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Current assets
Cash and cash equivalents	¥ 1,060,969	$ 166,489			¥ 866,113	$ 135,912		¥ 553,140		¥ 2,611,345
Short-term investments	843,982	132,439			119,126
Prepayments and other current assets	274,895	43,137			192,824
Total current assets	2,457,466	385,629			1,449,423
Total assets	3,453,478	541,925			2,162,762
Current liabilities
Accrued expenses and other current liabilities	298,050	46,771			347,468
Convertible Note | ¥							¥ 175,460
Option and embedded conversion feature | ¥					11,117
Total current liabilities	3,299,297	517,732			2,897,848
Other non-current liability	24,930	3,912
Total liabilities	3,614,064	567,126			3,069,281
Mezzanine equity
Total Mezzanine equity | ¥					8,529,146
Shareholders' deficit
Additional paid-in capital	13,434,494	2,108,165
Accumulated deficit	(13,532,800)	(2,123,600)			(9,387,528)			(7,282,800)
Accumulated other comprehensive loss	(71,602)	(11,237)			(48,195)
Total Shareholders' deficit	(160,586)	(25,201)			(9,435,665)			¥ (7,283,448)		¥ (3,981,891)
Total Liabilities, Mezzanine equity and Shareholders' deficit	¥ 3,453,478	$ 541,925			¥ 2,162,762
Convertible redeemable preferred shares, shares issued					428,615,939	428,615,939				355,011,653
Ordinary shares, par value | $ / shares			$ 0.0001
Series A1 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 90,933
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			18,888,880	18,888,880
Convertible redeemable preferred shares, shares issued	0	0			18,888,880	18,888,880
Convertible redeemable preferred shares, shares outstanding	0	0			18,888,880	18,888,880
Series A2 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 64,046
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			11,111,120	11,111,120
Convertible redeemable preferred shares, shares issued	0	0			11,111,120	11,111,120
Convertible redeemable preferred shares, shares outstanding	0	0			11,111,120	11,111,120
Series A3 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 100,901
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			22,214,240	22,214,240
Convertible redeemable preferred shares, shares issued	0	0			22,214,240	22,214,240
Convertible redeemable preferred shares, shares outstanding	0	0			22,214,240	22,214,240
Series B1 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 108,154
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			15,719,200	15,719,200
Convertible redeemable preferred shares, shares issued	0	0			15,719,200	15,719,200
Convertible redeemable preferred shares, shares outstanding	0	0			15,719,200	15,719,200
Series B2 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 215,137
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			39,113,280	39,113,280
Convertible redeemable preferred shares, shares issued	0	0			39,113,280	39,113,280
Convertible redeemable preferred shares, shares outstanding	0	0			39,113,280	39,113,280
Series C convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 1,679,377
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			138,743,200	138,743,200
Convertible redeemable preferred shares, shares issued	0	0			138,743,200	138,743,200
Convertible redeemable preferred shares, shares outstanding	0	0			138,743,200	138,743,200
Series D1 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 504,843
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			23,770,041	23,770,041
Convertible redeemable preferred shares, shares issued	0	0			23,770,041	23,770,041		23,770,041		20,798,786
Convertible redeemable preferred shares, shares outstanding	0	0			23,770,041	23,770,041
Series E convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 3,367,250
Receivable from holders of convertible redeemable preferred shares | ¥					¥ (61,265)
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			99,860,054	99,860,054
Convertible redeemable preferred shares, shares issued	0	0			99,860,054	99,860,054		97,759,361		88,422,947
Convertible redeemable preferred shares, shares outstanding	0	0			99,860,054	99,860,054
Series E1 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 820,552
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			25,195,606	25,195,606
Convertible redeemable preferred shares, shares issued	0	0			25,195,606	25,195,606		25,195,606
Convertible redeemable preferred shares, shares outstanding	0	0			25,195,606	25,195,606
Series F convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share				$ 0	¥ 1,397,468
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001				$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	0			36,101,011	36,101,011
Convertible redeemable preferred shares, shares issued	0	0			36,101,011	36,101,011		5,120,133
Convertible redeemable preferred shares, shares outstanding	0	0			36,101,011	36,101,011
Class A Ordinary shares
Shareholders' deficit
Ordinary shares	¥ 59	$ 9			¥ 52
Ordinary shares, par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000		75,555,520	75,555,520
Ordinary shares, shares issued	86,383,174	86,383,174			75,555,520	75,555,520
Ordinary shares, shares outstanding	86,383,174	86,383,174			75,555,520	75,555,520
Class B Ordinary shares
Shareholders' deficit
Ordinary shares	¥ 389	$ 61			¥ 6
Ordinary shares, par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	4,700,000,000	4,700,000,000	4,700,000,000		476,660,736	476,660,736
Ordinary shares, shares issued	619,971,303	619,971,303			9,527,219	9,527,219
Ordinary shares, shares outstanding	619,971,303	619,971,303			9,527,219	9,527,219
Parent Company
Current assets
Cash and cash equivalents	¥ 18,206	$ 2,857			¥ 208,883
Short-term investments	115,001	18,046
Prepayments and other current assets	58,017	9,104			207
Total current assets	191,224	30,007			209,090
Investments in subsidiaries and consolidated VIEs	262	41
Total assets	191,486	30,048			209,090
Current liabilities
Accrued expenses and other current liabilities	34,870	5,472			9,432
Convertible Note | ¥					248,878
Option and embedded conversion feature | ¥					11,117
Total current liabilities	34,870	5,472			269,427
Investment deficit in subsidiaries and consolidated VIEs	301,161	47,259			1,087,932
Other non-current liability	24,930	3,912
Total liabilities	360,962	56,643			1,357,359
Mezzanine equity
Total Mezzanine equity | ¥					8,287,396
Shareholders' deficit
Additional paid-in capital	13,434,494	2,108,165
Accumulated deficit	(13,532,814)	(2,123,594)			(9,387,528)
Accumulated other comprehensive loss	(71,602)	(11,237)			(48,195)
Total Shareholders' deficit	(169,474)	(26,596)			(9,435,665)
Total Liabilities, Mezzanine equity and Shareholders' deficit	191,486	30,047			209,090
Parent Company | Series A1 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 90,933
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized					18,888,880	18,888,880		18,888,880		18,888,880
Convertible redeemable preferred shares, shares issued					18,888,880	18,888,880		18,888,880		18,888,880
Convertible redeemable preferred shares, shares outstanding					18,888,880	18,888,880		18,888,880		18,888,880
Parent Company | Series A2 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 64,046
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					11,111,120	11,111,120		11,111,120		11,111,120
Convertible redeemable preferred shares, shares issued					11,111,120	11,111,120		11,111,120		11,111,120
Convertible redeemable preferred shares, shares outstanding					11,111,120	11,111,120		11,111,120		11,111,120
Parent Company | Series A3 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 100,901
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					22,214,240	22,214,240		22,214,240		22,214,240
Convertible redeemable preferred shares, shares issued					22,214,240	22,214,240		22,214,240		22,214,240
Convertible redeemable preferred shares, shares outstanding					22,214,240	22,214,240		22,214,240		22,214,240
Parent Company | Series B1 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 108,154
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					15,719,200	15,719,200		15,719,200		15,719,200
Convertible redeemable preferred shares, shares issued					15,719,200	15,719,200		15,719,200		15,719,200
Convertible redeemable preferred shares, shares outstanding					15,719,200	15,719,200		15,719,200		15,719,200
Parent Company | Series B2 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 215,137
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					39,113,280	39,113,280		39,113,280		39,113,280
Convertible redeemable preferred shares, shares issued					39,113,280	39,113,280		39,113,280		39,113,280
Convertible redeemable preferred shares, shares outstanding					39,113,280	39,113,280		39,113,280		39,113,280
Parent Company | Series C convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 1,679,377
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					138,743,200	138,743,200		138,743,200		138,743,200
Convertible redeemable preferred shares, shares issued					138,743,200	138,743,200		138,743,200		138,743,200
Convertible redeemable preferred shares, shares outstanding					138,743,200	138,743,200		138,743,200		138,743,200
Parent Company | Series D1 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 504,843
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					23,770,041	23,770,041		23,770,041		23,770,041
Convertible redeemable preferred shares, shares issued					23,770,041	23,770,041		23,770,041		23,770,041
Convertible redeemable preferred shares, shares outstanding					23,770,041	23,770,041		23,770,041		23,770,041
Parent Company | Series E convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 3,367,250
Receivable from holders of convertible redeemable preferred shares | ¥					¥ (61,265)
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					99,860,054	99,860,054		99,860,054		99,860,054
Convertible redeemable preferred shares, shares issued					99,860,054	99,860,054		99,860,054		99,860,054
Convertible redeemable preferred shares, shares outstanding					99,860,054	99,860,054		99,860,054		99,860,054
Parent Company | Series E1 convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 820,552
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					25,195,606	25,195,606		25,195,606		0
Convertible redeemable preferred shares, shares issued					25,195,606	25,195,606		25,195,606
Convertible redeemable preferred shares, shares outstanding					25,195,606	25,195,606		25,195,606		0
Parent Company | Series F convertible preferred shares
Mezzanine equity
Convertible redeemable preferred share | ¥					¥ 1,397,468
Shareholders' deficit
Convertible redeemable preferred shares, par value | $ / shares						$ 0.0001			0.0001		0.0001
Convertible redeemable preferred shares, shares authorized					36,101,011	36,101,011		18,961,048		0
Convertible redeemable preferred shares, shares issued					36,101,011	36,101,011		18,961,048		0
Convertible redeemable preferred shares, shares outstanding					36,101,011	36,101,011		18,961,048		0
Parent Company | Class A Ordinary shares
Shareholders' deficit
Ordinary shares	59	9			¥ 52
Ordinary shares, par value | $ / shares						$ 0.0001			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized					75,555,520	75,555,520
Ordinary shares, shares issued					75,555,520	75,555,520
Ordinary shares, shares outstanding					75,555,520	75,555,520		75,555,520		75,555,520
Parent Company | Class B Ordinary shares
Shareholders' deficit
Ordinary shares	¥ 389	$ 61			¥ 6
Ordinary shares, par value | $ / shares						$ 0.0001
Ordinary shares, shares authorized					476,660,736	476,660,736		488,156,662		553,351,017
Ordinary shares, shares issued					9,527,219	9,527,219		3,456,987		0
Ordinary shares, shares outstanding					9,527,219	9,527,219		3,456,987		0